Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Vessels Owned	As of June 30, 2026, Icon’s fleet comprised of the following dry bulk vessels:

Vessel Name	Vessel Type	Year Built	Charter Type	Earliest Charter Expiration	Latest Charter Expiration
Alfa	Panamax	2006	Fixed rate TC(3)	December 2026	Evergreen(1)
Bravo	Kamsarmax	2007	Index-linked TC	Evergreen(1)	Evergreen(1)
Charlie	Ultramax	2020	Index-linked TC(2)	August 2027	December 2027

(1)	The charter continues indefinitely, subject to 3 months’ termination notice by either party.
(2)	In addition to the daily hire rate, the Company is also entitled to receive part of the fuel cost savings to be realized by the charterer through the use of the vessel’s scrubber.
(3)	Index-linked daily hire rate converted to a fixed rate of $18 for the seven-month period from June to December 2026.

Subsidiaries
Subsidiaries. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Icon and its subsidiaries:

Company	Activity	Incorporation country	Vessel name
Icon Energy Corp.	Parent	Marshall Islands	—
Maui Shipping Co.(1)	Intermediate holding	Marshall Islands	—
Positano Marine Inc.(1)	Shipowning	Marshall Islands	M/V Alfa
Reef Shiptrade Ltd.(1)	Shipowning	Marshall Islands	M/V Bravo
Charlie Marine Ltd.(1)	Bareboat charterer	Marshall Islands	M/V Charlie
Icon Investment Holdings Ltd.(1)	Investment holding	Marshall Islands	—

(1)	Wholly owned subsidiaries